Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments

As of June 30, 2024 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles — 81.9%
Investment Partnerships — 69.5%
AG Asset Based Credit Fund L.P.						USD	N/A	$94,600,000	$102,631,073	[1,2,3]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	10,573,512	11,842,192	[1,2,3]
Ares Commercial Finance, LP						USD	N/A	28,535,713	34,286,679	[1,2,3]
Ares Pathfinder Fund II (Offshore), LP						USD	N/A	2,285,713	2,439,504	[1,2,3]
Ares Priority Loan Co-Invest LP						USD	N/A	28,625,000	29,783,467	[1,2,3]
Ares Private Credit Solutions (Cayman), L.P.						USD	N/A	16,512,827	20,978,140	[1,2,3]
Ares Special Opportunities Fund II, LP						USD	N/A	20,223,718	22,810,513	[1,2,3]
Ares Special Opportunities Fund, LP						USD	N/A	7,597,632	8,751,900	[2,3]
Atalaya A4 (Cayman), LP						USD	N/A	30,979,424	28,942,415	[1,2,3]
Atalaya Asset Income Fund Evergreen, LP						USD	N/A	10,505,826	9,621,541	[1,2,3]
Axonic Private Credit Fund I, LP						USD	N/A	5,235,849	5,555,805	[1,2,3]
Banner Ridge DSCO Fund I, LP						USD	N/A	15,016,147	23,403,563	[2,3]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	9,691,695	14,395,174	[1,2,3]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	5,219,797	9,430,273	[1,2,3]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	27,877,713	35,464,034	[1,2,3]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	52,835,525	62,668,619	[1,2,3]
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	3,060,759	3,738,311	[1,2,3]
Blue Owl Real Estate Fund VI						USD	N/A	3,955,003	3,856,911	[1,2,3]
BPC Real Estate Debt Fund, LP						USD	N/A	66,026,172	70,757,902	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)						USD	N/A	5,242,498	5,235,874	[2,3]
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)						USD	N/A	20,108,879	20,571,171	[2,3]
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)						USD	N/A	10,250,000	10,610,939	[2,3]
BSOF Parallel Onshore Fund L.P. (Class Gnochi Series 2 Interests)						USD	N/A	30,679,130	31,130,952	[2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)						USD	N/A	100,000,000	110,485,018	[2,3]
Burford Advantage Feeder Fund A, LP						USD	N/A	10,445,789	11,731,106	[1,2,3]
Callodine Perpetual ABL Fund, LP						USD	N/A	80,747,599	77,321,858	[1,2,3]
Carlyle Credit Opportunities Fund (Parallel) II, SCSp						USD	N/A	8,860,119	9,184,751	[1,2,3]
CCOF III Nexus Co-Invest Aggregator, L.P.						USD	N/A	4,901,836	5,113,925	[2,3]
Comvest Special Opportunities Fund, L.P.						USD	N/A	13,243,404	15,196,447	[2,3]
Contingency Capital Fund I-A, LP						USD	N/A	45,851,047	56,234,865	[1,2,3]
Crestline PF Sentry Fund (US), LP						USD	N/A	10,427,661	10,367,588	[2,3]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	11,850,897	13,236,420	[1,2,3]
CW Credit Opportunity 2 LP						USD	N/A	1,235,460	1,236,381	[1,2,3]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	48,631,907	52,320,039	[2,3]
Dawson Evergreen 1 LP						USD	185,185	185,185,185	202,300,000	[1,2,3]
Everberg Capital Partners II, L.P.						USD	N/A	14,646,674	15,280,728	[1,2,3]
EVP II LP						USD	N/A	20,173,893	26,352,114	[2,3]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	10,616,857	15,512,183	[1,2,3]
Felicitas Tactical Opportunities Fund, LP						USD	N/A	39,860,000	57,757,117	[1,2,3]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	12,885,933	14,918,027	[1,2,3]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	36,115,140	40,593,055	[1,2,3]
Hercules Private Global Venture Growth Fund I, L.P.						USD	N/A	144,718,723	149,381,406	[1,2,3]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	24,919,421	27,882,904	[2,3]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	43,644,312	55,297,733	[2,3]
HPS KP SIP V Co.-Investment						USD	N/A	14,203,288	18,410,476	[2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	24,504,648	29,042,824	[2,3]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	21,811,105	22,846,293	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp						USD	N/A	7,318,844	10,551,246	[2,3]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	75,000,000	82,145,496	[1,2,3]
Linden Structured Capital Fund-A, LP						USD	N/A	18,890,142	24,672,656	[1,2,3]
Madison Realty Capital Debit Fund, IV LP						USD	N/A	13,564,062	20,026,757	[2,3]
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	22,417,675	24,266,410	[1,2,3]
NWEOF Feeder Fund II LP						EUR	N/A	24,063,041	27,877,315	[1,2,3,11]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	14,903,045	14,645,392	[1,2,3]
Pathlight Capital Evergreen Fund, LP						USD	N/A	33,707,341	32,459,114	[1,2,3]
Pathlight Capital Fund II, LP						USD	N/A	32,040,247	32,798,928	[1,2,3]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	3,112,026	[1,2,3]
Pennybacker Real Estate Credit II, LP						USD	N/A	18,149,241	17,950,926	[1,2,3]
Raven Asset-Based Credit Fund II LP						USD	N/A	14,183,150	16,139,703	[1,2,3]
Raven Evergreen Credit Fund II, LP						USD	N/A	53,240,418	64,698,443	[1,2,3]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	9,706,912	9,963,099	[2,3]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	32,200,401	29,914,362	[1,2,3]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	3,471,606	3,640,593	[1,2,3]
Sky Fund V Offshore, LP						USD	N/A	40,764,318	48,455,846	[1,2,3]
Sky Fund VI Offshore, LP						USD	N/A	—	1,553,342	[2,3]
Specialty Loan Institutional Fund 2016-L, L.P.						USD	N/A	3,327,413	4,889,941	[2,3]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,115,041	5,041,797	[2,3]
Thompson Rivers LLC						USD	N/A	1,489,260	623,585	[1,2,3]
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	30,401,096	31,221,309	[1,2,3]
Tinicum L.P.						USD	N/A	8,240,712	11,487,596	[2,3]
Tinicum Tax Exempt, L.P.						USD	N/A	4,417,790	5,880,892	[2,3]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	10,767,415	11,466,376	[1,2,3]
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.						USD	N/A	78,677,613	80,322,347	[1,2,3]
VPC COV, L.P.						USD	N/A	1,000,000	1,320,941	[2,3]
VPC Legal Finance Fund, L.P.						USD	N/A	97,115,331	108,230,723	[1,2,3]
Waccamaw River LLC						USD	N/A	12,333,662	6,403,855	[2,3]
WhiteHawk Evergreen Fund, LP						USD	N/A	50,000,000	51,232,955	[2,3]
								2,156,092,697	2,389,904,181
Non-Listed Business Development Companies — 1.8%
Blue Owl Technology Finance Corp.						USD	683,646	10,332,953	12,014,019	[1,2,3]
Blue Owl Technology Finance Corp. II						USD	589,708	8,651,015	9,409,306	[1,2,3]
Franklin BSP Capital Corp						USD	110,635	1,684,852	1,625,883	[1,2,3]
Redwood Enhanced Income Corp.						USD	1,988,166	28,275,000	27,542,912	[1,2,3]
Stellus Private Credit BDC Feeder LP						USD	N/A	11,293,921	11,502,424	[1,2,3]
								60,237,741	62,094,544

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Collateralized Fund Obligations — 0.5%
Archer 2023 Finance, LLC, Class B		17.33% PIK	SOFR	400	12/28/2035	USD	18,163,469	17,822,691	17,808,441	[6,8,10,12]
Private Collateralized Loan Obligations — 3.0%
Guggenheim MM-C CLO		14.72%			7/25/2035	USD	N/A	90,202,500	102,850,866	[2,3,4,5]

Private Equity — 0.1%
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	238,877	966,160	[1,6]
Stellus Private BDC Advisor, LLC						USD	N/A	—	786,317	[6]
								238,877	1,752,477
Special Purpose Vehicle for Common and Preferred Equity — 0.3%
Boost Co-Invest LP						USD	N/A	6,770,389	6,868,213	[2,3]
Felicitas Diner Offshore, LP						USD	N/A	2,827,895	3,469,095	[1,2,3]
								9,598,284	10,337,308
Special Purpose Vehicle for Common Equity — 1.1%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	4,684,917	4,699,697	[2,3]
KWOL Co-Invest, LP						USD	N/A	2,500,000	2,586,866	[2,3]
Marilyn Co-Invest, L.P.						USD	N/A	23,863,577	30,714,554	[1,2,3]
								31,048,494	38,001,117
Special Purpose Vehicle for Consumer Credit — 0.0%
Atalaya Digithouse Opportunity Fund, LLC						USD	N/A	204,947	1,126,626	[1,2,3,7]

Special Purpose Vehicle for Preferred Equity — 2.1%
CCOF Alera Aggregator, L.P.						USD	N/A	4,856,250	5,928,244	[1,2,3]
CCOF Sierra II, L.P.						USD	N/A	3,908,444	4,874,921	[1,2,3]
Chilly HP SCF Investor, LP						USD	N/A	2,970,297	3,605,694	[1,2,3]
CL Oliver Co-Invest I, L.P.						USD	N/A	10,049,000	10,825,206	[1,2,3]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	6,473,263	8,871,009	[2,3]
Minerva Co-Invest, L.P.						USD	N/A	11,406,208	13,304,135	[2,3]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	1,380,844	1,545,673	[2,3]
VCSF Co-Invest 1-A, L.P.						USD	N/A	20,217,069	22,412,461	[2,3]
								61,261,375	71,367,343
Special Purpose Vehicle for Real Estate Loans — 2.3%
BP Holdings Maize						USD	N/A	39,712,821	39,825,540	[2,3,7]
BP Holdings RHO LLC						USD	N/A	9,099,750	10,666,325	[1,2,3,7]
BP Holdings Tau, LLC						USD	N/A	1,481,028	1,473,252	[1,2,3,7]
BP Holdings Zeta LP - Class A						USD	N/A	8,609,327	8,948,819	[2,3,7]
BP Holdings Zeta LP - Class B						USD	N/A	1,410,673	1,459,524	[2,3,7]
SB DOF Speedway, LLC						USD	N/A	8,010,963	9,403,061	[2,3]
Sculptor Real Estate Science Park Fund, LP						USD	N/A	5,902,298	5,999,207	[1,2,3]
								74,226,860	77,775,728

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Senior Secured Loans — 1.2%
17Capital Co-Invest (B) SCSp						EUR	N/A	5,462,221	5,424,688	[2,3,11]
Crestline Nevermore Holdco, L.P.						USD	N/A	13,878,859	9,499,911	[2,3,7]
Gramercy PG Holdings, LP (Common Interests)						USD	N/A	9,477,594	10,842,780	[2,3]
Gramercy PG Holdings, LP (Preferred Interests)						USD	N/A	5,450,422	5,534,725	[2,3]
Magenta Asset Co-Invest L.P.						USD	N/A	7,164,448	7,016,143	[2,3]
Symbiotic Capital EB Fund, L.P.						USD	N/A	3,977,275	4,108,829	[2,3]
								45,410,819	42,427,076
Special Purpose Vehicle for Subordinated Debt — 0.1%
Milano Co.-Invest L.P.						USD	N/A	3,985,441	4,093,990	[2,3]
Total Private Investment Vehicles								2,550,330,726	2,819,539,697

Senior Secured Loans — 19.5%
Consumer Discretionary — 1.1%
Gateway Casinos & Entertainment Limited	First Lien Term Loan	13.47%	SOFR	800	10/22/2027	USD	973,697	945,400	975,421	[6,10]
Harbor Purchaser, Inc.	First Lien Term Loan	13.85%	SOFR	850	4/7/2030	USD	3,000,000	2,953,081	3,000,000	[6,7,10]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	13.45%	SOFR	800	4/7/2028	USD	4,962,500	4,798,571	4,898,980	[6,10]
Hudson's Bay Company	First Lien Term Loan	13.93%	SOFR	850	9/30/2026	USD	4,254,860	4,158,902	4,205,915	[1,6,7,10]
KCP Acquisitions, Inc.	First Lien Term Loan	13.94%	SOFR	857	3/16/2027	USD	5,890,158	5,913,275	5,949,059	[6,7,10]
Keller Postman, LLC	First Lien Term Loan	17.39% PIK	SOFR	1200	9/15/2028	USD	12,121,212	12,000,000	12,133,333	[6,8,10]
NKD Group GmbH	First Lien Term Loan	11.72%	EURIBOR	800	3/23/2026	EUR	1,730,769	1,802,612	1,853,469	[6,10,11]
Penney Borrower LLC	First Lien Term Loan	11.94%	SOFR	650	12/16/2026	USD	3,963,235	3,940,067	3,938,891	[1,6,7,10]
								36,511,908	36,955,068
Consumer Staples — 0.5%
Baxters North America Holdings, Inc.	First Lien Term Loan	14.59% PIK	SOFR	725	5/31/2028	USD	6,387,551	6,254,850	6,080,948	[6,8,10]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.83%, 4.50% PIK	SOFR	450	10/26/2028	USD	12,325,085	11,997,450	12,209,599	[6,8,10]
								18,252,300	18,290,547
Energy — 0.4%
Knight Energy Services LLC	First Lien Term Loan	12.98%	SOFR	750	6/1/2028	USD	1,520,092	1,499,903	1,520,092	[6,10]
Wellbore Integrity Solutions LLC	First Lien Term Loan	12.33%	SOFR	900	12/31/2025	USD	12,774,788	12,710,914	12,774,788	[6,7,10]
								14,210,817	14,294,880
Financials — 2.2%
Clearco SPV V US LP	First Lien Term Loan	16.35%	SOFR	1100	4/3/2027	USD	15,000,000	7,497,727	7,577,100	[6,10,12]
Crestview	Delayed Draw	0.75%			5/24/2028	USD	100,000,000	(1,462,040)	(1,500,000)[6,7,9]
Crestview	First Lien Term Loan	11.08%	SOFR	575	5/24/2028	USD	50,000,000	49,265,115	49,250,000	[6,7,10]
Foundation Risk Partners, Corp.	Delayed Draw	10.58%	SOFR	525	10/29/2028	USD	1,265,000	1,224,099	1,252,350	[6,10]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Foundation Risk Partners, Corp.	First Lien Term Loan	10.58%	SOFR	525	10/29/2028	USD	2,706,818	2,633,204	2,679,750	[6,10]
Kensington Private Equity Fund	Delayed Draw	12.33% PIK	SOFR	700	3/28/2026	USD	3,200,000	1,248,044	1,331,157	[6,7,8,10,12]
Kensington Private Equity Fund	Second Lien Term Loan	12.33% PIK	SOFR	700	3/28/2026	USD	3,200,000	3,169,582	3,251,157	[6,7,8,10]
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.59%			5/10/2031	USD	809,927	809,927	809,927	[1,2,3]
Retail Services Corporation	First Lien Term Loan	13.83%	SOFR	835	5/20/2025	USD	2,679,717	2,659,728	2,658,601	[6,10]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	5,108,284	4,973,321	5,915,392	[6,8]
								72,018,707	73,225,434
Health Care — 8.0%
Acclaim Midco, LLC	Delayed Draw	1.00%			6/13/2029	USD	897,436	(3,904)	17,949	[6,9]
Acclaim Midco, LLC	Revolver	0.50%			6/13/2029	USD	358,974	(6,246)	5,708	[6,9]
Acclaim Midco, LLC	First Lien Term Loan	11.33%	SOFR	600	6/13/2029	USD	2,226,763	2,187,706	2,262,168	[6,10]
ADMA Biologics, Inc.	Revolver	9.08%	SOFR	375	12/18/2027	USD	1,000	989	988	[6,7,10]
ADMA Biologics, Inc.	First Lien Term Loan	11.84%	SOFR	650	12/18/2027	USD	10,000,000	9,888,458	9,875,000	[6,7,10]
Alcami Corporation	Delayed Draw	12.49%	SOFR	700	12/21/2028	USD	277,299	268,451	277,993	[6,10]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	508,806	(14,158)	1,272	[6,9]
Alcami Corporation	First Lien Term Loan	12.49%	SOFR	700	12/21/2028	USD	3,768,346	3,660,283	3,777,767	[6,10]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	5,172,414	(124,589)	(129,310)[6,9]
Artivion, Inc.	Revolver	9.28%	SOFR	400	1/18/2030	USD	334	159	159	[6,10,12]
Artivion, Inc.	First Lien Term Loan	11.78%	SOFR	650	1/18/2030	USD	9,827,586	9,594,475	9,581,896	[6,10]
Bamboo U.S. Bidco EUR	First Lien Term Loan	10.62%	EURIBOR	675	9/29/2030	EUR	7,943,601	8,098,339	8,184,969	[6,10,11,12]
Bamboo U.S. Bidco USD	First Lien Term Loan	12.08%, 3.37% PIK	SOFR	338	9/29/2030	USD	12,767,350	12,416,457	12,384,150	[6,10,12]
Bamboo U.S. Bidco USD	Delayed Draw	11.36%	SOFR	675	9/29/2030	USD	1,967,681	650,740	658,615	[6,12]
Bamboo U.S. Bidco USD	Revolver	0.50%			10/1/2029	USD	2,621,516	(72,986)	(78,645)[6,9]
Bausch Receivables Funding LP	Revolver	11.99%	SOFR	665	1/28/2028	USD	8,000,000	4,183,092	4,275,733	[6,7,10,12]
Confluent Health, LLC	First Lien Term Loan	12.84%	SOFR	750	11/30/2028	USD	2,828,430	2,658,662	2,728,586	[6,10]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	442,623	(10,866)	(6,241)[6,9]
Exactcare Parent, Inc.	First Lien Term Loan	10.84%	SOFR	550	11/3/2029	USD	4,057,377	3,954,255	4,000,168	[6,10]
Hanger, Inc.	Delayed Draw	11.60%	SOFR	625	10/3/2028	USD	1,238,095	1,215,066	1,225,714	[6,10]
Hanger, Inc.	Delayed Draw	11.60%	SOFR	625	10/3/2028	USD	6,190,476	6,001,466	6,035,714	[6,10]
Hanger, Inc.	Delayed Draw	1.00%			10/3/2029	USD	3,285,714	(65,238)	(73,928)[6,9]
Hanger, Inc.	Revolver	9.57%	SOFR	425	10/3/2027	USD	1,000	600	581	[6,10,12]
Hanger, Inc.	Second Lien Term Loan	11.58%	SOFR	625	10/3/2028	USD	2,250,595	2,211,873	2,205,583	[6,10]
Hanger, Inc.	Second Lien Term Loan	11.58%	SOFR	625	10/3/2028	USD	11,252,976	10,913,814	10,859,122	[6,10]
Hanger, Inc.	Second Lien Term Loan	15.08%	SOFR	975	10/3/2029	USD	5,714,286	5,546,635	5,528,571	[6,10]
Helium Acquirer Corporation	Delayed Draw	12.44%	SOFR	700	1/5/2029	USD	580,516	564,344	567,371	[6,10]
Helium Acquirer Corporation	Revolver	12.44%	SOFR	700	1/5/2029	USD	293,190	39,092	32,453	[6,10,12]
Helium Acquirer Corporation	First Lien Term Loan	12.43%	SOFR	700	1/5/2029	USD	1,910,383	1,863,282	1,867,126	[6,10]
Helium Acquirer Corporation	Delayed Draw	12.43%	SOFR	700	1/5/2029	USD	1,168,763	1,142,498	1,142,298	[6,10]
Helium Acquirer Corporation	First Lien Term Loan	11.94%	SOFR	650	1/5/2029	USD	258,007	250,381	250,267	[6,10]
Honor Technology, Inc.	First Lien Term Loan	12.84%	SOFR	750	5/24/2029	USD	15,000,000	14,875,246	14,872,500	[6,7,10]
KWOL Acquisition, Inc.	Revolver	11.60%	SOFR	625	12/12/2029	USD	448,296	101,860	112,074	[6,10,12]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
KWOL Acquisition, Inc.	First Lien Term Loan	11.51%	SOFR	625	12/12/2029	USD	3,301,704	3,224,420	3,219,161	[6,10]
Nader Upside 2 Sarl	First Lien Term Loan	14.04% PIK	EURIBOR	1025	3/13/2028	EUR	4,685,610	4,973,153	4,916,704	[6,8,10,11]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	16.45%	SOFR	1100	9/11/2026	USD	14,887,500	14,536,614	13,354,088	[6,10]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	20.00%	FIXED/PRIME	1100	9/11/2026	USD	832,279	832,279	832,279	[6,10]
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	950,570	(13,625)	(14,259)[6,9]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	342,205	(4,593)	(5,133)[6,9]
Next HoldCo, LLC	First Lien Term Loan	11.33%	SOFR	600	11/9/2030	USD	3,707,224	3,654,991	3,651,616	[6,10]
Nomi Health, Inc	First Lien Term Loan	13.57%	SOFR	825	7/12/2028	USD	23,278,373	22,675,389	22,580,021	[6,10]
OMH-Healthedge Holdings, Inc.	Revolver	0.50%			10/6/2029	USD	1,466,165	(33,694)	(36,654)[6,9]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	11.42%	SOFR	600	10/6/2029	USD	13,533,835	13,225,520	13,195,489	[6,10]
Orthodontic Partners, LLC	Delayed Draw	11.98%	SOFR	650	10/12/2027	USD	3,533,893	3,479,135	3,569,232	[6,10]
Orthodontic Partners, LLC	First Lien Term Loan	11.98%	SOFR	650	10/12/2027	USD	2,400,031	2,363,217	2,406,031	[6,10]
Paragon 28 Inc	Delayed Draw	0.50%			11/2/2028	USD	7,500,000	(175,269)	(187,500)[6,9]
Paragon 28 Inc	Revolver	9.32%	SOFR	675	11/2/2028	USD	1,000	480	478	[6,10,12]
Paragon 28 Inc	First Lien Term Loan	12.07%	SOFR	675	11/2/2028	USD	22,500,000	21,992,042	21,937,500	[6,10]
PerkinElmer U.S., LLC	First Lien Term Loan	10.34%	SOFR	500	3/13/2029	USD	5,000,000	4,908,300	4,925,000	[6,10]
Prolacta Bioscience	First Lien Term Loan	14.35%	SOFR	900	12/21/2029	USD	6,458,333	6,369,175	6,344,021	[6,7,10]
Prolacta Bioscience	First Lien Term Loan	10.78%	SOFR	543	12/21/2029	USD	2,083,333	2,054,367	2,046,458	[6,7,10]
Steward Health Care	Delayed Draw	15.33%	SOFR	1000	12/31/2024	USD	2,799,831	2,592,072	2,574,725	[6,7,10]
Tempus Labs, Inc.	First Lien Term Loan	13.55%	SOFR	825	9/22/2027	USD	22,221,958	21,730,902	21,666,409	[6,10]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	227,926	(5,708)	—	[6,9]
TerSera Therapeutics, LLC	First Lien Term Loan	11.08%	SOFR	575	4/4/2029	USD	2,758,214	2,687,942	2,758,214	[6,10]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	595,000	(7,435)	—	[6,9]
United Digestive MSO Parent, LLC	Revolver	11.84%	SOFR	650	3/30/2029	USD	297,500	111,565	119,000	[6,10,12]
United Digestive MSO Parent, LLC	First Lien Term Loan	11.98%	SOFR	650	3/30/2029	USD	2,237,400	2,180,215	2,237,400	[6,10]
Vardiman Black Holdings, LLC	First Lien Term Loan	12.44% PIK	SOFR	700	3/18/2027	USD	3,647,252	3,647,252	3,647,252	[6,10]
Vardiman Black Holdings, LLC	Delayed Draw	12.44% PIK	SOFR	700	3/29/2026	USD	273,494	132,022	130,999	[6,8,10,12]
Vardiman Black Holdings, LLC	Delayed Draw	12.44% PIK	SOFR	700	3/29/2026	USD	170,708	166,191	165,586	[6,10]
WCI-BXC Purchaser, LLC	Revolver	0.50%			11/6/2029	USD	512,821	(11,461)	(12,821)[6,9]
WCI-BXC Purchaser, LLC	First Lien Term Loan	11.59%	SOFR	625	11/6/2030	USD	4,475,961	4,370,801	4,364,062	[6,10]
Webster Equity Partners	Delayed Draw	16.18%	SOFR	885	5/7/2034	USD	25,000,000	13,756,491	13,700,000	[6,10,12]
Whitehawk Healthcare	First Lien Term Loan	16.18%	SOFR	1000	12/31/2027	USD	12,582,008	12,313,121	12,644,918	[6,7,10]
Xeris Pharmaceuticals, Inc.	Delayed Draw	12.28%	SOFR	695	3/5/2029	USD	1,666,667	1,576,561	1,635,000	[6,7,10]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	12.28%	SOFR	695	3/5/2029	USD	3,333,333	3,300,778	3,270,000	[1,6,7,10]
								274,593,446	274,079,647
Industrials — 2.4%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK			10/24/2028	USD	2,124,286	1,994,723	1,998,483	[6,8,12]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK			10/24/2029	USD	1,033,026	979,493	981,320	[6,8,12]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	468,750	(10,745)	(2,566)[6,9]
Cobham Holdings, Inc.	First Lien Term Loan	11.99%	SOFR	675	1/9/2030	USD	4,485,938	4,370,301	4,480,494	[6,10]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
DMT Solutions Global Corporation	First Lien Term Loan	13.43%	SOFR	800	8/30/2027	USD	7,636,471	7,445,386	7,450,141	[6,10]
FB FLL Aviation LLC	First Lien Term Loan	12.34%	SOFR	700	7/19/2028	USD	12,600,000	8,355,891	8,496,000	[6,10,12]
Fenix Topco, LLC	First Lien Term Loan	11.83%	SOFR	650	3/28/2029	USD	2,747,419	2,683,046	2,680,656	[6,10]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	1,062,537	(25,908)	(13,919)[6,9]
Fenix Topco, LLC	Delayed Draw	11.84%	SOFR	650	3/28/2029	USD	190,045	160,173	162,274	[6,10,12]
Florida Marine, LLC.	First Lien Term Loan	12.96%	SOFR	750	3/17/2028	USD	4,405,600	4,305,689	4,414,411	[6,10]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	12.43%	ARR CSA	700	3/31/2030	USD	5,675,461	5,549,035	5,788,970	[6,10]
iCIMS, Inc.	First Lien Term Loan	12.58%	SOFR	725	8/18/2028	USD	7,000,000	6,903,690	6,938,750	[6,10]
P20 Parent, Inc.	First Lien Term Loan	12.83%	SOFR	750	7/12/2028	USD	4,925,000	4,850,261	4,848,170	[6,10]
Panda Acquisition LLC	First Lien Term Loan	12.18%	SOFR	675	10/18/2028	USD	3,875,000	3,246,670	3,369,313	[6,10]
Penn TRGRP Holdings	Revolver	0.50%			9/29/2030	USD	769,167	(14,276)	(3,615)[6,9]
Penn TRGRP Holdings	First Lien Term Loan	13.10%, 6.00% PIK	SOFR	175	9/29/2030	USD	5,151,971	5,058,587	5,127,757	[6,8,10]
Starlight Inventory I, LLC	First Lien Term Loan	15.23%	SOFR	1000	9/24/2024	USD	15,000,000	15,099,908	15,112,500	[6,7,10]
TecoStar Holdings, Inc.	First Lien Term Loan	13.80%, 4.50% PIK	SOFR	400	7/7/2029	USD	5,915,166	5,787,860	5,911,808	[6,8,10]
The Arcticom Group, LLC	Delayed Draw	12.25%	SOFR	675	12/22/2027	USD	3,960,000	3,867,086	3,970,296	[6,10]
The Arcticom Group, LLC	Delayed Draw	11.58%	SOFR	625	12/22/2027	USD	169,854	149,146	152,830	[6,10,12]
The Arcticom Group, LLC	First Lien Term Loan	11.74%	SOFR	625	12/22/2027	USD	652,186	638,308	652,186	[6,10]
								81,394,324	82,516,259
Materials — 0.3%
SintecMedia NYC, Inc.	Revolver	12.34%	SOFR	700	6/21/2029	USD	423,729	260,121	251,826	[6,10,12]
SintecMedia NYC, Inc.	First Lien Term Loan	12.35%	SOFR	700	6/21/2029	USD	4,553,390	4,432,936	4,352,904	[6,10]
Sunland Asphalt & Construction, LLC	Delayed Draw	1.00%			6/16/2028	USD	742,188	(10,861)	-	[6,9]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.94% PIK	SOFR	650	6/16/2028	USD	1,761,932	1,717,556	1,784,837	[6,8,10]
SureWerx Purchaser III, Inc.	First Lien Term Loan	10.58%	SOFR	525	12/28/2029	USD	2,258,437	2,200,275	2,241,499	[6,10]
SureWerx Purchaser III, Inc.	Revolver	10.59%	SOFR	525	12/28/2028	USD	250,000	105,000	103,125	[6,10,12]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	468,750	(7,741)	(3,516)[6,9]
								8,697,286	8,730,675
Real Estate — 0.1%
Poinciana LLC	Delayed Draw	12.00%			5/1/2026	USD	4,848,649	3,922,785	3,898,541	[6,12]
Technology — 4.6%
Afiniti, Inc.	First Lien Term Loan	11.25%, 1.00% PIK			7/29/2024	USD	2,280,524	2,278,027	2,262,964	[1,6,7,8]
Alteryx	Delayed Draw	11.84%	SOFR	650	3/19/2031	USD	645,833	403,848	403,646	[6,10,12]
Alteryx	Revolver	0.50%			3/19/2031	USD	103,333	(1,489)	(1,550)[6,9]
Alteryx	First Lien Term Loan	11.84% PIK	SOFR	650	3/19/2031	USD	284,167	280,013	279,904	[6,8,10]
ASG II, LLC	Delayed Draw	11.73%	SOFR	625	5/25/2028	USD	391,304	385,089	395,217	[6,10]
ASG II, LLC	First Lien Term Loan	11.73%	SOFR	625	5/25/2028	USD	2,608,696	2,570,342	2,634,783	[6,10]
Avalara, Inc.	Revolver	0.50%			10/19/2028	USD	272,727	422	(4,861)[6,9]
Avalara, Inc.	First Lien Term Loan	12.08%	SOFR	675	10/19/2028	USD	2,727,273	2,673,063	2,678,658	[6,10]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	673,077	(15,284)	(7,067)[6,9]
Bluefin Holding, LLC	First Lien Term Loan	12.59%	SOFR	725	9/12/2029	USD	6,826,923	6,672,135	6,755,240	[6,10]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	400,000	(10,588)	(3,880)[6,9]
Bluesight, Inc.	First Lien Term Loan	12.58%	SOFR	725	7/17/2029	USD	4,600,000	4,477,053	4,555,380	[6,10]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	385,633	(4,089)	—	[6,9]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	295,276	(6,077)	—	[6,9]
Coupa Holdings, LLC	First Lien Term Loan	10.83%	SOFR	550	2/27/2030	USD	4,319,091	4,212,790	4,319,091	[6,10]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	870,417	(19,804)	(8,704)[6,9]
Crewline Buyer, Inc.	First Lien Term Loan	12.08%	SOFR	675	11/8/2030	USD	8,335,109	8,138,983	8,251,758	[6,10]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	113,619	(2,366)	(1,704	[6,9]
Disco Parent, LLC	First Lien Term Loan	12.85%	SOFR	750	3/30/2029	USD	1,136,195	1,111,899	1,119,152	[6,10]
Evergreen Services Group II	Delayed Draw	13.75%			6/15/2029	USD	5,400,000	3,883,227	3,879,824	[6,12]
Evergreen Services Group II	First Lien Term Loan	13.75%			4/5/2031	USD	9,600,000	9,459,026	9,457,465	[6]
Finastra USA, Inc.	First Lien Term Loan	12.46%	SOFR	725	9/13/2029	USD	9,001,350	8,837,617	8,821,324	[6,10]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	936,090	(17,014)	(18,722)[6,9]
Fullsteam Operations LLC	Delayed Draw	13.74%	SOFR	828	11/27/2029	USD	729,445	492,069	534,675	[6,10,12]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	89,778	(2,433)	—	[6,9]
Fullsteam Operations LLC	First Lien Term Loan	13.74%	SOFR	828	11/27/2029	USD	1,604,778	1,559,697	1,652,921	[6,10]
Fullsteam Operations LLC	Delayed Draw	1.00%			11/27/2029	USD	1,122,222	(16,329)	(15,711)[6,9]
Infinite Bidco LLC	First Lien Term Loan	11.84%	CME	625	3/2/2028	USD	4,937,500	4,819,719	4,783,944	[6,10]
Ion Finance Holdings	Delayed Draw	11.41%	EURIBOR	750	9/30/2031	EUR	757,161	789,833	794,622	[6,10,11]
Ion Finance Holdings	First Lien Term Loan	11.41%	EURIBOR	750	9/30/2031	EUR	7,042,839	7,346,740	7,391,285	[6,10,11]
Mercury Bidco LLC	First Lien Term Loan	12.33%	SOFR	700	5/31/2030	USD	4,557,398	4,484,832	4,573,075	[6,10]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	408,163	(8,878)	(2,053)[6,9]
MGT Merger Target, LLC	Delayed Draw	11.93%	SOFR	650	4/10/2029	USD	224,724	223,601	229,219	[6,10]
MGT Merger Target, LLC	Revolver	14.00%	PRIME	650	4/10/2028	USD	496,552	—	—	[6,9,10]
MGT Merger Target, LLC	First Lien Term Loan	11.93%	SOFR	650	4/10/2029	USD	3,965,437	3,874,826	4,021,349	[6,10]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	533,334	(14,056)	(10,667)[6,9]
MIS Acquisition, LLC	First Lien Term Loan	12.08%	SOFR	675	11/17/2028	USD	7,447,999	7,244,802	7,299,039	[6,10]
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	592,667	(12,149)	—	[6,9]
Oranje Holdco, Inc.	First Lien Term Loan	12.83%	SOFR	750	2/1/2029	USD	4,741,333	4,641,521	4,741,333	[6,10]
Oranje Holdco, Inc.	First Lien Term Loan	12.59%	SOFR	725	6/27/2030	USD	1,986,710	1,947,023	1,946,976	[6,10]
Polaris Newco, LLC	Second Lien Term Loan	14.45% PIK	SOFR	900	6/4/2029	USD	14,693,001	11,566,668	14,676,727	[6,8,10]
PracticeTek Purchaser LLC	Delayed Draw	11.09%	SOFR	575	8/30/2029	USD	1,935,491	66,298	65,051	[6,10,12]
PracticeTek Purchaser LLC	Delayed Draw	11.09%	SOFR	575	8/30/2029	USD	4,524,894	154,995	152,081	[6,10]
PracticeTek Purchaser LLC	Revolver	9.84%	SOFR	450	8/30/2029	USD	1,000	477	475	[6,10,12]
PracticeTek Purchaser LLC	First Lien Term Loan	11.09%	SOFR	575	8/30/2029	USD	14,658,532	14,328,287	14,292,068	[6,10]
PracticeTek Purchaser LLC	First Lien Term Loan	11.09%	SOFR	575	8/30/2029	USD	6,320,648	6,178,328	6,162,631	[6,7,10]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK			8/30/2030	USD	4,149,435	4,040,646	4,024,952	[6,8]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00%	SOFR	575	8/30/2029	USD	1,856,851	1,747,525	1,738,354	[6,7,10,12]
Trintech, Inc.	Revolver	10.84%	SOFR	550	7/25/2029	USD	595,752	154,379	154,021	[6,10,12]
Trintech, Inc.	First Lien Term Loan	10.84%	SOFR	550	7/25/2029	USD	7,705,215	7,499,380	7,495,773	[6,10]
User Zoom Technologies, Inc	First Lien Term Loan	12.81%	SOFR	750	4/5/2029	USD	5,000,000	4,874,362	5,000,000	[6,10]
Xactly Corporation	First Lien Term Loan	11.70%	SOFR	625	2/3/2031	USD	6,000,000	5,910,000	5,970,000	[6,10]
								149,198,986	153,440,058
Total Senior Secured Loans								658,800,559	665,431,109

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Collateralized Loan Obligations — 2.3%
ABPCI Direct Lending Fund CLO XII Ltd.		15.00%	SOFR	968	4/29/2035	USD	7,500,000	7,211,163	7,653,349	[4,6,10,13]
ABPCI Direct Lending Fund CLO XV, Ltd.		13.93%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,219,801	[4,6,10,13]
ABPCI Direct Lending Fund CLO XV, Ltd.		11.73%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,762,508	[4,6,10,13]
Barings Middle Market CLO 2023-II Ltd.		13.99%	SOFR	867	1/20/2032	USD	8,450,000	8,365,500	8,707,528	[4,6,10,13]
Barings Middle Market CLO Ltd. 2017-I		14.25%	LIBOR	892	1/20/2034	USD	2,000,000	1,960,000	2,001,125	[4,6,10,13]
Barings Middle Market CLO Ltd. 2017-I		28.00%			1/20/2034	USD	2,905,983	2,473,630	1,890,836	*,4,5,13
Barings Private Credit Corp. CLO 2023-1 Ltd.		11.68%	SOFR	635	7/15/2031	USD	6,000,000	6,000,000	6,012,621	[4,6,10,13]
Deerpath Capital CLO 2020-1 Ltd.		11.71%	SOFR	639	4/17/2034	USD	3,250,000	3,185,000	3,503,230	[4,6,10,13]
Golub Capital Partners CLO		11.32%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,855,440	[4,6,10,13]
HPS Private Credit CLO 2023-1 LLC		15.18%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,832,959	[4,6,10,13]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.85%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,805,891	[4,6,10,13]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.73%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,774,250	[4,6,10,13]
TCP Whitney CLO Ltd.		13.75%	LIBOR	842	8/20/2033	USD	2,500,000	2,450,000	2,452,898	[1,4,6,10,13]
Total Collateralized Loan Obligations								75,782,143	79,472,436

Preferred Stocks — 1.0%
Energy — 0.0%
Service Compression Preferred Equity (JR. Preferred Shares)						USD	40,919	135,094	139,534	[6]
Health Care — 0.2%
nThrive, Inc., Series A-2 Preferred		11.00% PIK				USD	3,260	3,162,200	2,519,980	[1,6,8]
Propharma, LLC		13.00% PIK				USD	2,500	2,425,000	2,500,000	[1,6,8,14]
Tempus Labs, Inc.						USD	54,531	3,125,003	3,125,003	[6]
Vardiman Black Holdings, LLC						USD	1,765,938	515,371	515,363	[6]
								9,227,574	8,660,346
Industrials — 0.4%
Atomic Transport, LLC		8.50% PIK				USD	2,500	1,782,701	2,448,852	[1,6,8,15]
Atomic Transport, LLC		15.30% PIK				USD	875	857,500	875,000	[1,6,8,15]
FSG Acquisition, LLC, - Senior Preferred		12.25% PIK				USD	3,750,000	3,656,250	3,750,000	[6,8]
Pollen, Inc. Series H1 Preferred		8.36% PIK				USD	108,305	3,359,435	3,411,607	[1,6,8]
Pollen, Inc. Series H2 Preferred		7.53% PIK				USD	64,983	1,856,901	1,935,194	[1,6,8]
								11,512,787	12,420,653
Technology — 0.4%
GS Holder, Inc. Preferred		17.35% PIK				USD	5,000	4,850,000	5,000,000	[1,6,8]
Mandolin Technology Holdings, Inc. - Series A Preferred		10.50% PIK				USD	3,500	3,395,000	3,470,057	[1,6,8]
Riskonnect Parent, LLC - Series B Preferred		15.31% PIK				USD	3,000	2,940,000	3,000,000	[6,8]
Riskonnect Parent, LLC - Series C Preferred		13.75% PIK				USD	1,071	1,050,000	1,050,000	[6,8]
								12,235,000	12,520,057
Total Preferred Stocks								33,110,455	33,740,590

Common Stocks — 0.2%
Financials — 0.0%
Barings BDC, Inc.						USD	116,490	1,191,701	1,133,448	[1]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value
Health Care — 0.1%
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334		3,992,816	3,992,815	[6]
Vardiman Black Holdings, LLC						USD	3,639,628		—	—	[6]
WCI-BXC Investment Holdings LP						USD	786,000		786,000	785,214	[6]
									4,778,816	4,778,029
Industrials — 0.1%
Atomic Transport, LLC						USD	2,188		654,497	1,442,608	[1,6,15]
Technology — 0.0%
GSV PracticeTek Holdings, LLC, Class A						USD	1,590,747		1,740,277	1,642,821	[6]
Total Common Stocks									8,365,291	8,996,906

Subordinated Debt — 0.1%
Financials — 0.1%
OTR Midco, LLC		12.00%			5/13/2026	USD	2,000,000		2,000,000	2,000,000	[1,6]
Materials — 0.0%
Comar Holding Company, LLC	First Lien Term Loan	12.50%	LIBOR	1075	6/18/2026	USD	1,950,635		1,950,452	1,950,635	[1,6,10]
Total Subordinated Debt									3,950,452	3,950,635

Warrants — 0.1%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	N/A		—	162,015	[1,6]
Financials — 0.0%
CTF Clear Finance Technology Corp
Exercise Price: $0.01
Expiration Date: 10/3/2035						USD	25,228,521	**	—	—	[6]
Health Care — 0.1%
ADMA Biologics, Inc.
Exercise Price: $1.65
Expiration Date: 3/23/2029						USD	260,087	**	—	2,551,942	[6]
ADMA Biologics, Inc.
Exercise Price: $3.26
Expiration Date: 5/1/2030						USD	67,071	**	—	602,718	[6]
Honor Technology, Inc.
Exercise Price: $3.16
Expiration Date: 5/30/2034						USD	296,546	**	—	—	[6,7]
Nomi Health, Inc
Exercise Price: $68.85
Expiration Date: 7/21/2033						USD	20,285	**	—	—	[6]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	43,860	**	—	70,428	[6]
									—	3,225,088
Total Warrants									—	3,387,103

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Municipal Bonds — 0.1%
Industrials — 0.1%
California Municipal Finance Authority		12.25%			12/15/2042	USD	2,500,000	2,450,414	2,500,000	[6]
California Municipal Finance Authority		12.25%			12/15/2042	USD	833,333	816,805	833,333	[6]
Total Municipal Bonds								3,267,219	3,333,333

Short-Term Investments — 2.6%
State Street Institutional U.S. Government Money Market Fund		5.25%				USD	87,634,908	87,634,908	87,634,908	[1,16]
Total Short-Term Investments								87,634,908	87,634,908
Total Investments — 107.7%								3,421,241,753	3,705,486,717
Liabilities Less Other Assets — (7.7)%									(265,582,526)
Net Assets — 100.0%									$3,439,904,191

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BDC – Business Development Company

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SOFR – Secured Overnight Financiang Rate

US – United States

USD – United States Dollar

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.

[1]	As of June 30, 2024 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $2,020,709,892 as of June 30, 2024. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	These securities are restricted, the total value of these securities is $2,791,385,645, which represents 81.1% of total net assets of the Fund.
[4]	Callable.
[5]	Variable rate security. Rate shown is the rate in effect as of period end.
[6]	Value was determined using significant unobservable inputs.
[7]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[10]	Floating rate security. Rate shown is the rate effective as of period end.
[11]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[12]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[13]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $79,472,436, which represents 2.3% of total net assets of the Fund.
[14]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[15]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[16]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments

As of June 30, 2024 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$5,462,221
AG Asset Based Credit Fund L.P.	9/13/2023	94,600,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	10,573,512
Ares Commercial Finance, LP	7/25/2023	13,131,161
Ares Commercial Finance, LP	6/30/2021	15,404,552
Ares Pathfinder Fund II (Offshore), LP	8/31/2023	2,285,713
Ares Priority Loan Co-Invest LP	1/25/2023	28,625,000
Ares Private Credit Solutions (Cayman), L.P.	12/29/2022	16,512,827
Ares Special Opportunities Fund II, LP	11/7/2022	20,223,718
Ares Special Opportunities Fund, LP	12/29/2023	7,597,632
Atalaya A4 (Cayman), LP	8/2/2021	30,979,424
Atalaya Asset Income Fund Evergreen, LP	2/28/2022	10,505,826
Atalaya Digithouse Opportunity Fund, LLC	12/14/2021	204,947
Axonic Private Credit Fund I, LP	4/27/2023	5,235,849
Banner Ridge DSCO Fund I, LP	6/30/2023	15,016,147
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	9,691,695
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	5,219,797
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	27,877,713
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	52,835,525
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	4,684,917
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	3,060,759
Blue Owl Real Estate Fund VI	1/31/2023	3,955,003
Blue Owl Technology Finance Corp.	6/29/2022	10,332,953
Blue Owl Technology Finance Corp. II	12/30/2021	8,651,015
Boost Co-Invest LP	1/25/2024	6,770,389
BP Holdings Maize	6/21/2024	39,712,821
BP Holdings RHO LLC	6/7/2023	9,099,750
BP Holdings Tau, LLC	6/29/2023	1,481,028
BP Asset Holdings Zeta LP - Class A	11/29/2023	8,609,327
BP Holdings Zeta LP - Class B	11/29/2023	1,410,673
BPC Real Estate Debt Fund, LP	6/7/2023	66,026,172
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	9/1/2023	5,242,498
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	12/12/2023	20,108,879
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	3/22/2024	10,250,000
BSOF Parallel Onshore Fund L.P. (Class Gnochi Series 2 Interests)	10/10/2023	30,679,130
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	5/9/2024	100,000,000
Burford Advantage Feeder Fund A, LP	1/28/2022	10,445,789
Callodine Perpetual ABL Fund, LP	10/3/2022	80,747,599
Carlyle Credit Opportunities Fund (Parallel) II, SCSp	12/14/2021	8,860,119
CCOF Alera Aggregator, L.P.	4/25/2023	4,856,250
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	4,901,836
CCOF Sierra II, L.P.	7/29/2022	3,908,444
Chilly HP SCF Investor, LP	2/9/2022	2,970,297
CL Oliver Co-Invest I, L.P.	6/28/2023	10,049,000
Comvest Special Opportunities Fund, L.P.	2/3/2022	13,243,404
Contingency Capital Fund I-A, LP	11/28/2022	45,851,047
Crestline Nevermore Holdco, L.P.	12/7/2023	13,878,859
Crestline PF Sentry Fund (US), LP	8/14/2023	10,427,661
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	11,850,897
CW Credit Opportunity 2 LP	6/27/2024	1,235,460
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	48,631,907
Dawson Evergreen I LP	5/28/2024	185,185,185
Everberg Capital Partners II, L.P.	10/11/2021	14,646,674
EVP II LP	11/30/2023	20,173,893
Felicitas Diner Offshore, LP	12/28/2022	2,827,895
Felicitas Secondary Fund II Offshore, LP	9/10/2021	7,915,066
Felicitas Secondary Fund II Offshore, LP	9/10/2021	2,701,791
Felicitas Tactical Opportunities Fund, LP	10/26/2022	39,860,000
Franklin BSP Capital Corp	11/30/2021	1,684,852
Gramercy PG Holdings, LP (Common Interests)	3/22/2024	9,477,594
Gramercy PG Holdings, LP (Preferred Interests)	3/22/2024	5,450,422
Guggenheim MM-C CLO	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	12,885,933
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	36,115,140

Security	First Acquisition Date	Cost
Hercules Private Global Venture Growth Fund I, L.P.	8/6/2021	144,718,723
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	43,644,312
HPS KP SIP V Co.-Investment	4/1/2024	14,203,288
HPS Mint Co-Invest Fund, L.P.	5/25/2022	6,473,263
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	24,504,648
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	24,919,421
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	21,811,105
ICG LP Secondaries Fund I (Feeder) SCSp	12/29/2023	7,318,844
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	75,000,000
KWOL Co-Invest, LP	11/30/2023	2,500,000
Linden Structured Capital Fund-A, LP	6/30/2021	18,890,142
Madison Realty Capital Debit Fund, IV LP	9/29/2023	13,564,062
Magenta Co-Invest L.P.	3/5/2024	5,667,933
Magenta Asset Co-Invest L.P.	4/30/2024	1,496,515
Marilyn Co-Invest, L.P.	1/14/2022	12,237,575
Marilyn Co-Invest, L.P.	1/14/2022	11,626,002
Milano Co.-Invest L.P.	4/1/2024	3,985,441
Minerva Co-Invest, L.P.	2/11/2022	11,406,208
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	1,380,844
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	22,417,675
NWEOF Feeder Fund II LP	6/21/2024	24,063,041
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	14,903,045
Pathlight Capital Evergreen Fund, LP	12/30/2022	33,707,341
Pathlight Capital Fund II, LP	6/30/2021	32,040,247
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	2,467,491
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	809,927
Pennybacker Real Estate Credit II, LP	5/6/2022	18,149,241
Raven Asset-Based Credit Fund II LP	9/21/2021	14,183,150
Raven Evergreen Credit Fund II, LP	4/22/2022	53,240,418
Redwood Enhanced Income Corp.	6/30/2022	28,275,000
Sculptor Real Estate Science Park Fund, LP	5/4/2022	5,902,298
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	9,706,912
Silver Point Specialty Credit Fund II, L.P.	6/30/2021	32,200,401
Sixth Street Growth Partners II (B), L.P.	8/1/2022	3,471,606
Sky Fund V Offshore, LP	11/30/2022	40,764,318
Sky Fund VI Offshore, LP	4/15/2024	—
Specialty Loan Institutional Fund 2016-L, L.P.	1/22/2024	3,327,413
Stellus Private Credit BDC Feeder LP	1/31/2022	11,293,921
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,115,041
Symbiotic Capital EB Fund, L.P.	3/7/2024	3,977,275
Thompson Rivers LLC	6/30/2021	1,489,260
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	8,240,712
Tinicum Tax Exempt, L.P.	3/31/2023	4,417,790
VCSF Co-Invest 1-A, L.P.	8/2/2023	15,225,321
Vista Capital Solutions Fund-A, L.P.	4/3/2024	4,991,748
Vista Capital Solutions Fund-A, L.P.	3/24/2023	10,767,415
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.	12/22/2021	78,677,613
VPC COV, L.P.	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	97,115,331
Waccamaw River LLC	8/4/2021	12,333,662
WhiteHawk Evergreen Fund, LP	1/31/2024	50,000,000
		$2,525,068,122

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
EUR	State Street	USD	July 17, 2024	2,098,081	$2,292,342	$2,248,971	$(43,371)

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
EUR	State Street	USD	July 10, 2024	(45,554,238)	$(48,768,312)	$(48,813,202)	$(44,890)
EUR	State Street	USD	July 17, 2024	(2,098,081)	(2,295,300)	(2,248,971)	46,329
EUR	State Street	USD	July 17, 2024	(8,561,114)	(9,169,809)	(9,212,293)	(42,484)
					$(60,233,421)	$(60,274,466)	$(41,045)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(57,941,079)	$(58,025,495)	$(84,416)

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Schedule of Investments
June 30, 2024 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021. See Note 11 for additional information on the reorganization.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and to a lesser extent, fund interests or direct investments in equity or other security types.

Consolidation of a Subsidiary

Each Subsidiary was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries are as follows as of June 30, 2024:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Funds Total Net Assets
CELF SPV LLC (“CLCE SPV”)	July 1, 2021	$1,720,929,941	50.03%
CELF SPV Holdings (PP) LLC (“CLCE HOLD”)	July 1, 2021	3,368,472	0.10%
CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”)	June 24, 2022	4,480,772	0.13%
CELF HOLDINGS (D1) LLC (“CLCE HLD1”)	March 31, 2023	18,769,133	0.55%
CELF HOLDINGS (D2) LLC (“CLCE LF2”)	June 30, 2023	23,404,034	0.68%
CELF SPV HOLDINGS 1 LLC (“CLCE SPV1”)	February 9, 2024	138,426	0.00%
CELF HOLDINGS (D3) LLC (“CLCE HLD3”)	April 12, 2024	515,363	0.01%
CELF HOLDINGS (D4) LLC (“CLCE HLD4”)	May 31, 2024	2,642,671	0.08%
Total		$1,774,248,811

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of June 30, 2024.

CLCE SPV, CLCE LF2 and CLCE HLD4 are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, CLCE HLD1, CLCE HLD3 and CLCE SPV1 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2024, the Fund had 1 outstanding forward currency contracts purchased long and 3 outstanding forward currency contracts sold short, with total notional value of $2,098,081 and $(56,213,433), respectively.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2024, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $193,245,139, $190,650,834, and $(89,456), respectively.

Borrower	Type	Principal Amount
Acclaim Midco, LLC	Delayed Draw	897,436
Acclaim Midco, LLC	Revolver	358,974
Alcami Corporation	Revolver	508,806
Alteryx	Delayed Draw	232,500
Alteryx	Revolver	103,333
Apex Service Partners, LLC	Delayed Draw	25,880
Apex Service Partners, LLC	First Lien Term Loan	72,695
Archer 2023 Finance, LLC, Class B	Private Collateralized Fund Obligation	17,339,387
Artivion, Inc.	Delayed Draw	5,172,414
Artivion, Inc.	Revolver	167
Avalara, Inc.	Revolver	272,727
Bamboo U.S. Bidco EUR	First Lien Term Loan	66,576
Bamboo U.S. Bidco USD	Delayed Draw	1,279,551
Bamboo U.S. Bidco USD	First Lien Term Loan	180
Bamboo U.S. Bidco USD	Revolver	2,621,516
Bausch Receivables Funding LP	Revolver	3,666,667
Bluefin Holding, LLC	Revolver	673,077
Bluesight, Inc.	Revolver	400,000
Clearco SPV V US LP	First Lien Term Loan	7,373,400
Cobham Holdings, Inc.	Revolver	468,750
Coupa Holdings, LLC	Delayed Draw	385,633
Coupa Holdings, LLC	Revolver	295,276
Crestview	Delayed Draw	100,000,000
Crewline Buyer, Inc.	Revolver	870,417
Disco Parent, LLC	Revolver	113,619
Evergreen Services Group II	Delayed Draw	1,440,000
Exactcare Parent, Inc.	Revolver	442,623
FB FLL Aviation LLC	First Lien Term Loan	4,104,000
Fenix Topco, LLC	Delayed Draw	25,282
Fenix Topco, LLC	Delayed Draw	1,062,537
Finastra USA, Inc.	Revolver	936,090
Fullsteam Operations LLC	Delayed Draw	216,652
Fullsteam Operations LLC	Delayed Draw	1,122,222
Fullsteam Operations LLC	Revolver	89,778
Hanger, Inc.	Delayed Draw	3,285,714
Hanger, Inc.	Revolver	385
Helium Acquirer Corporation	Revolver	254,098
Kensington Private Equity Fund	Delayed Draw	1,920,000
KWOL Acquisition, Inc.	Revolver	336,222
Mercury Bidco LLC	Revolver	408,163
MGT Merger Target, LLC	Revolver	496,552

Borrower	Type	Principal Amount
MIS Acquisition, LLC	Revolver	533,334
Next HoldCo, LLC	Delayed Draw	950,570
Next HoldCo, LLC	Revolver	342,205
OMH-Healthedge Holdings, Inc.	Revolver	1,466,165
Oranje Holdco, Inc.	Revolver	592,667
Paragon 28 Inc	Delayed Draw	7,500,000
Paragon 28 Inc	Revolver	500
Penn TRGRP Holdings	Revolver	769,167
Poinciana LLC	Delayed Draw	925,864
PracticeTek Purchaser LLC	Delayed Draw	1,846,246
PracticeTek Purchaser LLC	Delayed Draw	4,316,252
PracticeTek Purchaser LLC	First Lien Term Loan	62,792
PracticeTek Purchaser LLC	Revolver	500
SintecMedia NYC, Inc.	Revolver	152,542
Sunland Asphalt & Construction, LLC	Delayed Draw	742,188
SureWerx Purchaser III, Inc.	Delayed Draw	468,750
SureWerx Purchaser III, Inc.	Revolver	145,000
TerSera Therapeutics, LLC	Revolver	227,926
The Arcticom Group, LLC	Delayed Draw	17,024
Trintech, Inc.	Revolver	425,537
United Digestive MSO Parent, LLC	Delayed Draw	595,000
United Digestive MSO Parent, LLC	Revolver	178,500
Vardiman Black Holdings, LLC	Delayed Draw	134,290
WCI-BXC Purchaser, LLC	Revolver	512,821
Webster Equity Partners	Delayed Draw	11,000,000
Total		$193,245,139

Borrowing, Use of Leverage

On December 20, 2021, the Fund’s wholly owned subsidiary, CELF SPV LLC (“CELF SPV”), entered into a secured revolving credit facility (the “Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as an initial lender and the administrative agent, C.M. Life Insurance Company as an initial lender and other lenders from time to time as parties thereto (the “Lenders”), the Fund, Alter Domus (US) LLC as the Collateral Custodian and other parties. As most recently amended, effective November 28, 2023, the Facility provides for borrowings on a committed basis in an aggregate principal amount up to $500,000,000, and may be increased further from time to time upon mutual agreement by the Lenders and CELF SPV. The Facility is secured by the Fund’s equity interest in CELF SPV and by CELF SPV’s assets. The Facility matures on December 20, 2029. In connection with the Facility, CELF SPV has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CELF SPV or the Fund; (iii) a change of control of CELF SPV; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of June 30, 2024.

3. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$—	$665,431,109	$—	$665,431,109
Private Investment Vehicles	—	—	28,963,979	2,790,575,718	2,819,539,697
Collateralized Loan Obligations	—	1,890,836	77,581,600	—	79,472,436
Preferred Stocks	—	—	33,740,590	—	33,740,590
Common Stocks	1,133,448	—	7,863,458	—	8,996,906
Subordinated Debt	—	—	3,950,635	—	3,950,635
Warrants	—	—	3,387,103	—	3,387,103
Municipal Bonds	—	—	3,333,333	—	3,333,333
Short-Term Investments	87,634,908	—	—	—	87,634,908
Total Investments, at fair value	$88,768,356	$1,890,836	$824,251,807	$2,790,575,718	$3,705,486,717
Other Financial Instruments[1]
Forward Contracts	$—	$46,329	$—	$—	$46,329
Total Assets	$88,768,356	$1,937,165	$824,251,807	$2,790,575,718	$3,705,533,046

Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$130,745	$—	$—	$130,745
Total Liabilities, at fair value	$—	$130,745	$—	$—	$130,745

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2024:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2024	$564,789,234	$3,011,673	$57,836,031	$33,159,711	$7,682,229
Purchases	118,819,132	32,952,493	-	1,050,000	-
Sales/Paydowns	(24,094,182)	(16,395,422)	-	-	-
Realized gains (losses)	115,564	(126)	-	-	-
Original issue discount and amendment fees	(141,145)	155,154	-	-	-
Accretion	520,188	6,551	12,789	-	-
Change in Unrealized appreciation (depreciation)	5,422,318	32,901	2,176,015	(469,121)	181,229
Transfers In1	-	9,200,755	19,447,601	-	-
Transfers Out[2]	-	-	(1,890,836)	-	-
Balance as of June 30, 2024	$665,431,109	$28,963,979	$77,581,600	$33,740,590	$7,863,458
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2024	$5,419,712	$32,900	$2,214,333	$(469,119)	$181,227

	Subordinated Debt	Municipal Bonds	Warrants	Total
Balance as of April 1, 2024	$3,871,185	$-	$1,969,883	$672,319,946
Purchases	58,953	3,266,666	-	156,147,244
Sales/Paydowns	-	-	-	(40,489,604)
Realized gains (losses)	-	-	(172,839)	(57,401)
Original issue discount and amendment fees	-	-	-	14,009
Accretion	39	552	-	540,119
Change in Unrealized appreciation (depreciation)	20,458	66,115	1,590,059	9,019,974
Transfers In1	-	-	-	28,648,356
Transfers Out[2]	-	-	-	(1,890,836)
Balance as of June 30, 2024	$3,950,635	$3,333,333	$3,387,103	$824,251,807
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2024	$20,458	$66,114	$1,482,546	$8,948,171

[1]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[2]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.